Warrants	12 Months Ended
Dec. 31, 2025
Warrants [Abstract]
WARRANTS
26.	WARRANTS

Warrants issued by TGE

As of December 31, 2025, there were 16,220,000 outstanding warrants issued by TGE. Warrants may only be exercised for a whole number of shares. The warrants became exercisable as of December 31, 2025, and will expire five years after the completion of the business combination with TGE on June 3, 2025.

The Company will not be obligated to deliver any Class A ordinary shares pursuant to the exercise of a warrant and will have no obligation to settle such warrant exercise unless a registration statement under the Securities Act covering the issuance of Class A ordinary shares issuable upon exercise of the warrants is then effective and a current prospectus relating to those Class A ordinary shares is available, subject to the Company satisfying its obligations with respect to registration, or a valid exemption from registration is available. As of December 31, 2025, the registration statement covering Class A ordinary shares issuable upon exercise of the warrants is effective. As such, the warrants are exercisable.

Redemption of warrants when the price per Class A ordinary shares equals or exceeds $18.00. Once the warrants become exercisable, the Company may redeem the outstanding warrants:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	upon a minimum of 30 days prior written notice of redemption, or the 30-day redemption period to each warrant holder; and

●	if, and only if, the closing price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like and for certain issuances of ordinary shares and equity-linked securities for capital raising purposes in connection with the completion of the initial business combination as described elsewhere in this prospectus) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

If the Company calls the warrants for redemption as described above, the Company will have the option to require all holders that wish to exercise such warrants to do so on a “cashless basis.” In such event, each holder would pay the exercise price by surrendering the warrants for that number of Class A ordinary shares equal to the quotient obtained by dividing (i) the product of the number of Class A ordinary shares underlying the warrants, multiplied by the excess of the “fair market value (as defined below) of the shares of Class A ordinary shares over the exercise price of the public warrants by (ii) the fair market value. The “fair market value” means the volume weighted average price of the Class A ordinary shares as reported during the ten (10) trading days ending on the trading day prior to the date on which the notice of redemption is sent to the holder of the public warrants or its securities broker or intermediary.

Warrant issued by TGE SPAC

TGE SPAC consummated its initial public offering of 15,000,000 Units at US$10.00 per Unit, generating gross proceeds of US$150 million. Each Unit consists of one Class A ordinary share of TGE SPAC and one-half of one redeemable warrant (i.e., 7,500,000 public warrants). Additionally, TGE SPAC consummated the sale of 5,300,000 warrants (the “Sponsor Private Placement Warrants”) at a price of $0.50 per Sponsor Private Placement Warrant to TGE SpiderNet Capital Group LLC, a wholly-owned subsidiary of TGE, and 1,764,706 warrants (the “Underwriter Private Placement Warrants”) at a price of $0.85 per Underwriter Private Placement Warrant to the underwriter of the initial public offering as part of the underwriting commission.

As the 5,300,000 Sponsor Private Placement Warrants are held by a wholly-owned subsidiary of the Company, they are treated as intercompany instruments and have been eliminated upon consolidation.

Consequently, as of December 31, 2025, there were 9,264,706 warrants outstanding in the consolidated statement of financial position, consisting of 7,500,000 public warrants and 1,764,706 Underwriter Private Placement Warrants. The warrants will become exercisable on the later of 30 days after the completion of the initial business combination or 12 months from the closing of the initial public offering. The warrants will expire five years after the completion of the business combination, or earlier upon redemption or liquidation. Each whole warrant entitles the registered holder to purchase one Class A ordinary share of TGE SPAC at an exercise price of US$11.50 per share, subject to customary anti-dilution adjustments. The Underwriter Private Placement Warrants have terms and provisions that are identical to the public warrants, except that they are not redeemable by TGE SPAC and may be exercised on a cashless basis.

The warrants issued by TGE SPAC were valued using a Black-Scholes Simulation Model. The quantitative information regarding market assumptions used in the Level 3 valuation includes (i) implied ordinary share price of US$9.78, simulation years of 7 years, risk-free rate of 3.93%, estimated implied volatility of 1.94%, market adjustment of 29.52%.